Expense Example, No Redemption (USD $)	12 Months Ended
Oct. 31, 2012
Vanguard Windsor Fund - Investor Shares | Vanguard Windsor Fund
Expense Example, No Redemption:
1 YEAR	$ 42
3 YEAR	132
5 YEAR	230
10 YEAR	518
Vanguard Windsor II Fund - Investor Shares | Vanguard Windsor II Fund
Expense Example, No Redemption:
1 YEAR	36
3 YEAR	113
5 YEAR	197
10 YEAR	443
Vanguard Windsor II Fund - Admiral Shares | Vanguard Windsor II Fund
Expense Example, No Redemption:
1 YEAR	28
3 YEAR	87
5 YEAR	152
10 YEAR	343
Vanguard Windsor Fund - Admiral Shares | Vanguard Windsor Fund
Expense Example, No Redemption:
1 YEAR	32
3 YEAR	100
5 YEAR	174
10 YEAR	$ 393